Asset and Goodwill Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2021
Impairment of Assets [Abstract]
Summary of Pre-tax Impairment Reversal and (Asset Impairments) Recorded in Statement of Income
The following pre-tax impairment reversal and (asset impairment) were recorded in profit (loss):

Impairment Reversal and (Asset Impairment)

(CAD$ in millions)	2021	2020
Carmen de Andacollo CGU	$215	$—
Fort Hills CGU	—	(1,244)
Total	$215	$(1,244)

Summary of Key Assumptions Used in Our Asset Impairment Reversal and Goodwill Impairment Analyses
The following are the key assumptions used in our impairment testing calculations for the years ended December 31, 2021 and 2020:

	2021	2020
WCS heavy oil prices per barrel	Long-term real price in 2026 of US$48	Long-term real price in 2025 of US$46
Steelmaking coal prices per tonne	Long-term real price in 2026 of US$150	Long-term real price in 2025 of US$150
Copper prices per pound	Long-term real price in 2026 of US$3.30	Long-term real price in 2025 of US$3.00
Post-tax real discount rates	6.0%—8.0%	6.0%—8.0%
Long-term foreign exchange rates	1 U.S. to 1.28 Canadian dollars	1 U.S. to 1.30 Canadian dollars